Cover	9 Months Ended
Apr. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--07-31
Entity File Number	001-40101
Entity Registrant Name	BRIACELL THERAPEUTICS CORP.
Entity Central Index Key	0001610820
Entity Address, Address Line One	Suite 300 – 235 15th Street
Entity Address, City or Town	West Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7T 2X1